Cover	Apr. 02, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2024
Entity File Number	001-35147
Entity Registrant Name	Moatable, Inc.
Entity Central Index Key	0001509223
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	45 West Buchanan Street
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85003
City Area Code	(833)
Local Phone Number	258-7482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American depositary shares, each representing 45 Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing 45 Class A ordinary shares
Trading Symbol	MTBL
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.001 per share*
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.001 per share*
Trading Symbol	MTBL
Security Exchange Name	NYSE